Notes Payable (Details) - Schedule of successor predecessor note payable consisted - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Successor [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted [Line Items]
Term Loan (“Initial Term Loan”)	$ 88,000
Convertible Promissory note	23,000
Term Loan (“Delayed Draw Term Loan”)	17,000
Promissory note
Three promissory notes: dated December 30, 2021, in the aggregate original amount of $4,600,000, which mature December 30, 2023: Equal payments of principal and interest are due monthly through December 2023. The loans each incur interest at 12% of the outstanding principal balance.	4,600
Convertible Promissory (“Deferred Cash Payment”) note dated November 26, 2021, in the original amount of $10,000,000, which matures November 26, 2022. Equal principal and interest (9%) payments are due monthly through November 2022. The holder can elect to convert the unpaid principal and interest into shares of the Company’s common stock at $10 per share.	9,167
Total Notes Payable	141,767
Add: PIK Interest	731
Less: deferred finance costs	(6,788)
Less: discount on debt	(27,203)
Less: fair value adjustments (long term)	(2,492)
Less: current portion	$ (106,015)
Predecessor [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted [Line Items]
Term Loan (“Initial Term Loan”)
Convertible Promissory note
Term Loan (“Delayed Draw Term Loan”)
Promissory note		1,779
Total Notes Payable		1,779
Less: deferred finance costs
Less: discount on debt
Less: fair value adjustments (long term)
Less: current portion		(69)
Notes payable, net of current portion		$ 1,710